SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jan. 31, 2019
Share Capital And Share-based Payments
Schedule of share purchase warrants

	Number of Warrants	Weighted Average Exercise Price
Balance, January 31, 2017	7,649,500	$0.12
Exercised	(3,965,000)	$0.10
Expired	(200,000)	$0.10
Balance, January 31, 2018	3,484,500	$0.15
Exercised	(3,469,500)	$0.15
Expired	(15,000)	$0.15
Balance, January 31, 2019	-	-

Schedule of share purchase warrants outstanding
	Exercise	Warrants Outstanding and Exercisable
Expiry Date	Price per Share	January 31, 2019	January 31, 2018

July 17, 2018	$0.15	-	3,484,500
		-	3,484,500

Summarized on stock option activity
	Number of Options	Weighted Average Exercise Price
Stock options outstanding and exercisable, January 31, 2017	3,145,000	$0.28
Granted	1,775,000	$0.36
Exercised	(510,000)	$0.30
Cancelled	(115,000)	$0.29
Expired	(900,000)	$0.39
Stock options outstanding and exercisable, January 31, 2018	3,395,000	$0.28
Granted	1,545,000	$0.38
Exercised	(205,000)	$0.25
Cancelled	(85,000)	$0.29
Stock options outstanding, January 31, 2019	4,650,000	$0.32

Summarized on stock option outstanding
		Outstanding		Exercisable
Expiry Date	Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Options Outstanding	Weighted Average Remaining Contractual Life (Years)
March 14, 2019	$0.240	905,000	0.12	905,000	0.12
July 10, 2019	$0.355	25,000	0.44	25,000	0.44
October 6, 2020	$0.125	100,000	1.68	100,000	1.68
October 6, 2020	$0.150	100,000	1.68	100,000	1.68
October 6, 2020	$0.175	100,000	1.68	100,000	1.68
October 6, 2020	$0.200	100,000	1.68	100,000	1.68
October 6, 2020	$0.225	100,000	1.68	100,000	1.68
July 5, 2022	$0.355	15,000	3.43	15,000	3.43
September 4, 2023	$0.380	1,335,000	4.59	333,750	4.59
January 25, 2024	$0.390	200,000	4.99	-	4.99
		4,650,000	2.98	3,448,750	2.40

Schedule of Fair Value of stock option
	2019	2018	2017
Weighted average assumptions:
Risk-free interest rate	2.12%	1.42%	0.71%
Expected dividend yield	-	-	-
Expected option life (years)	5.00	4.96	4.13
Expected stock price volatility	112.34%	129.96%	104.02%
Forfeiture rate	-	-	-
Weighted average fair value at grant date	$0.31	$0.32	$0.05